Debt (Narrative) (Details) € in Millions, $ in Millions				1 Months Ended				12 Months Ended
	Feb. 09, 2016 USD ($)	Dec. 11, 2015 USD ($)	Jul. 24, 2015 USD ($)	May. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2015 EUR (€)	Dec. 31, 2007 USD ($)
Debt Instrument [Line Items]
Debt instrument - principal amount					$ 11,155
Debt instrument - proceeds from issuance								$ 33,969	$ 15,926	$ 12,040
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum								0.80%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum								9.10%
Long Term Debt Weighted Average Interest Rate								2.70%
Other Long term Debt								$ 416	0
Repayment of long-term debt								$ 10,042	10,400	$ 7,698
New debt instruments - weighted average maturity period								12 years
Credit Facilities [Abstract]
Credit agreement - maximum borrowing capacity								$ 5,000
DIRECTV [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount								$ 17,050
December 2018 Facility [Member]
Credit Facilities [Abstract]
Credit agreement - termination date								2015-12
December 2017 Facility [Member]
Credit Facilities [Abstract]
Credit agreement - maximum borrowing capacity								$ 3,000
Credit agreement - termination date								2015-12
Debt Issued In Foreign Markets [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount								$ 26,221	$ 24,568
18-Month Credit Agreement [Member]
Credit Facilities [Abstract]
Credit agreement - amendment date							Dec. 11, 2015
Credit agreement - maximum borrowing capacity							$ 2,000
Credit agreement - term							Amounts borrowed under the 18-Month Credit Agreement will be due and payable on September 2, 2016.
Credit agreement - base rate							EITHER: at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance).
18-Month Credit Agreement [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							0.80%
18-Month Credit Agreement [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							0.90%
18-Month Credit Agreement [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							1.00%
Revolving Credit Agreement [Member]
Credit Facilities [Abstract]
Credit agreement - maximum borrowing capacity		$ 12,000						14,000
Credit agreement - initiation date		Dec. 11, 2015
Credit agreement - advances outstanding								$ 0
Ratio of debt to EBITDA covenant		3.5 to 1
Credit agreement - termination date		Dec. 11, 2020
Credit agreement - minimum lender approval percentage for extension of term (in hundredths)		50.00%
Credit agreement - potential extension of term (years)		2
Credit agreement - additional borrowing capacity beyond current limit		$ 25
Credit agreement - minimum borrowing capacity		$ 0
Credit agreement - term		All advances must be repaid no later than the date on which lenders are no longer obligated to make any advances under the agreement. We can terminate, in whole or in part, amounts committed by the lenders in excess of any outstanding advances; however, we cannot reinstate any such terminated commitments. We also may request that the total amount of the lender’s commitments be increased by an integral multiple of $25 effective on a date that is at least 90 days prior to the scheduled termination date then in effect, provided that no event of default has occurred and in no event shall the total amount of the lender’s commitments at any time exceed $14,000.
Credit agreement - base rate		EITHER 1) • at a variable annual rate equal to (1) the highest of: (a) the base rate of the bank affiliate of Citibank, N.A. which is serving as administrative agent under the Agreement, (b) 0.50% per annum above the Federal funds rate, and (c) the LIBOR applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin, as set forth in the Revolving Credit Agreement ("Applicable Margin for Base Advances"); OR 2) • at a rate equal to: (i) LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin ("Applicable Margin for Eurocurrency Rate Advances").
Revolving Credit Agreement [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - commitment fee percentage								0.07%
Revolving Credit Agreement [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - commitment fee percentage								0.09%
Revolving Credit Agreement [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - commitment fee percentage								0.10%
Revolving Credit Agreement [Member] | Very Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - commitment fee percentage								0.125%
Revolving Credit Agreement [Member] | Base Rate Advance [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate								0.00%
Revolving Credit Agreement [Member] | Base Rate Advance [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate								0.00%
Revolving Credit Agreement [Member] | Base Rate Advance [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate								0.025%
Revolving Credit Agreement [Member] | Base Rate Advance [Member] | Very Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate								0.125%
Revolving Credit Agreement [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate								0.68%
Revolving Credit Agreement [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate								0.91%
Revolving Credit Agreement [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate								1.025%
Revolving Credit Agreement [Member] | Eurodollar Rate Advance [Member] | Very Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate								1.125%
Syndicated Credit Agreement [Member]
Credit Facilities [Abstract]
Credit agreement - amendment date							Dec. 11, 2015
Credit agreement - maximum borrowing capacity							$ 9,155
Credit agreement - initiation date							Jan. 30, 2015
Ratio of debt to EBITDA covenant							3.5 to 1
Credit agreement - base rate							EITHER: at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance).
Syndicated Credit Agreement [Member] | Additional Margin Upon Default [Member] | Base Rate Advance [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							2.00%
Syndicated Credit Agreement [Member] | Additional Margin Upon Default [Member] | Base Rate Advance [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							2.00%
Syndicated Credit Agreement [Member] | Additional Margin Upon Default [Member] | Base Rate Advance [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							2.00%
Tranche A Facility [Member]
Credit Facilities [Abstract]
Credit agreement - maximum borrowing capacity							$ 6,286
Ratio of debt to EBITDA covenant							3.5 to 1
Credit agreement - term							Amounts borrowed under the Tranche A Facility will be due on March 2, 2018.
Credit agreement - base rate							EITHER: at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance).
Tranche A Facility [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							1.00%
Tranche A Facility [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							1.125%
Tranche A Facility [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							1.25%
Tranche A Facility [Member] | Additional Margin Upon Default [Member] | Base Rate Advance [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							2.00%
Tranche A Facility [Member] | Additional Margin Upon Default [Member] | Base Rate Advance [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							2.00%
Tranche A Facility [Member] | Additional Margin Upon Default [Member] | Base Rate Advance [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							2.00%
Tranche B Facility [Member]
Credit Facilities [Abstract]
Credit agreement - maximum borrowing capacity							$ 2,869
Ratio of debt to EBITDA covenant							3.5 to 1
Credit agreement - term							Amounts borrowed under the Tranche B Facility will be subject to amortization from March 2, 2018, with 25 percent of the aggregate principal amount thereof being payable prior to March 2, 2020, and all remaining principal amount due on March 2, 2020.
Credit agreement - base rate							EITHER: at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance).
Tranche B Facility [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							1.125%
Tranche B Facility [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							1.25%
Tranche B Facility [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							1.375%
Tranche B Facility [Member] | Additional Margin Upon Default [Member] | Base Rate Advance [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							2.00%
Tranche B Facility [Member] | Additional Margin Upon Default [Member] | Base Rate Advance [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							2.00%
Tranche B Facility [Member] | Additional Margin Upon Default [Member] | Base Rate Advance [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate							2.00%
Annual Put Reset Securities [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount								$ 1,000
Debt instruments - maturity date								Apr. 30, 2021
Zero Coupon [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount												$ 500
Debt instrument - redemption amount								$ 1,030
Debt instruments - maturity date								May 31, 2022
Notes And Debentures [Member]
Debt Instrument [Line Items]
Long Term Debt Weighted Average Interest Rate								4.00%	4.20%
Notes And Debentures [Member] | DIRECTV [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start			Jul. 24, 2015
Debt Instrument, Maturity Date Range, End			Dec. 31, 2042
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			1.75%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum			9.50%
Long Term Debt Weighted Average Interest Rate			4.60%
Long-term debt - fair value			$ 20,585
Long-term debt - carrying amount								$ 17,787
Unamortized (discount) premium on long term debt								$ 738
Global Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount				$ 3,000
Debt instruments - maturity date				Dec. 31, 2020
Debt instument - stated percentage rate				2.45%
Global Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount	$ 1,250
Debt instruments - maturity date	Dec. 31, 2021
Debt instument - stated percentage rate	2.80%
Global Notes Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount				$ 2,750
Debt instruments - maturity date				Dec. 31, 2022
Debt instument - stated percentage rate				3.00%
Global Notes Due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount	$ 1,500										€ 1,250
Debt instruments - maturity date	Dec. 31, 2023				Dec. 31, 2023
Debt instument - stated percentage rate	3.60%				1.30%						1.30%
Global Notes Due 2025 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount				$ 5,000
Debt instruments - maturity date				Dec. 31, 2025
Debt instument - stated percentage rate				3.40%
Global Notes Due 2026 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount	$ 1,750
Debt instruments - maturity date	Dec. 31, 2026
Debt instument - stated percentage rate	4.125%
Global Notes Due 2035 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount				$ 2,500							€ 1,250
Debt instruments - maturity date				Dec. 31, 2035	Dec. 31, 2035
Debt instument - stated percentage rate				4.50%	2.45%						2.45%
Global Notes Due 2045 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount						$ 2,619
Debt instruments - maturity date						Dec. 31, 2045
Debt instument - stated percentage rate						4.60%
Global Notes Due 2046 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount				$ 3,500
Debt instruments - maturity date				Dec. 31, 2046
Debt instument - stated percentage rate				4.75%
Global Notes Due 2047 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount	$ 1,500
Debt instruments - maturity date	Dec. 31, 2047
Debt instument - stated percentage rate	5.65%
Floating Rate Global Note Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount				$ 750
Debt instruments - maturity date				Dec. 31, 2020
Line of Credit Facility, Interest Rate Description				The floating rate for the global notes is based upon the three-month LIBOR, reset quarterly, plus 93 basis points
Various Notes [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount					$ 2,844